RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Trade accounts receivable		$ 126		$ 126		$ 47
Trade accounts payable		35		35		115
Controlling shareholder loans	[1]	2,885		2,885		3,472
Revenues		123	$ 51	216	$ 98	226
Purchases, selling, general and administrative expenses		81	150	161	231	323
Interest from Loans from controlling shareholder		$ 26	$ 16	$ 54	$ 31	$ 121	$ 113

[1]	See also Note 1(a).